                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA INTERMEDIATE-TERM BOND FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48483-0610                                  (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERMEDIATE-TERM BOND FUND
April 30, 2010 (unaudited)

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             CORPORATE OBLIGATIONS (57.4%)

             CONSUMER DISCRETIONARY (2.0%)
             ----------------------------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.1%)
$   2,048    Kellwood Co.                                         7.88%        7/15/2011    $     1,490
                                                                                            -----------
             AUTOMOTIVE RETAIL (0.1%)
    1,000    AutoZone, Inc.                                       5.75         1/15/2015          1,094
                                                                                            -----------
             BROADCASTING (0.2%)
      978    Charter Communications Operating, LLC(a)             2.30(b)      3/06/2014            928
    2,000    Liberty Media Corp., LLC                             5.70         5/15/2013          2,020
                                                                                            -----------
                                                                                                  2,948
                                                                                            -----------
             CABLE & SATELLITE (0.3%)
    1,000    Comcast Corp.                                        6.50         1/15/2017          1,121
    1,000    Time Warner Cable, Inc.                              8.25         2/14/2014          1,182
    2,000    Virgin Media Secured Finance(c)                      6.50         1/15/2018          2,020
                                                                                            -----------
                                                                                                  4,323
                                                                                            -----------
             CASINOS & GAMING (0.1%)
      134    Harrah's Operating Co., Inc.                        10.00         2/01/2016            116
      950    Seminole Tribe of Florida(c)                         7.80        10/01/2020            895
                                                                                            -----------
                                                                                                  1,011
                                                                                            -----------
             DEPARTMENT STORES (0.3%)
    1,000    Macy's Retail Holdings, Inc.                         7.45        10/15/2016          1,105
    3,221    Macy's Retail Holdings, Inc.                         7.45         7/15/2017          3,527
                                                                                            -----------
                                                                                                  4,632
                                                                                            -----------
             HOTELS, RESORTS, & CRUISE LINES (0.2%)
    2,000    Starwood Hotels & Resorts Worldwide, Inc.            7.88        10/15/2014          2,205
                                                                                            -----------
             HOUSEHOLD APPLIANCES (0.2%)
    2,000    Stanley Works Capital Trust I                        5.90        12/01/2045          1,970
    1,000    Whirlpool Corp.                                      7.75         7/15/2016          1,166
                                                                                            -----------
                                                                                                  3,136
                                                                                            -----------
             LEISURE PRODUCTS (0.2%)
    2,000    Hasbro, Inc.                                         6.13         5/15/2014          2,222
                                                                                            -----------
             SPECIALTY STORES (0.3%)
    1,000    Staples, Inc.                                        7.75         4/01/2011          1,056
    2,000    Staples, Inc.                                        9.75         1/15/2014          2,452
                                                                                            -----------
                                                                                                  3,508
                                                                                            -----------
             Total Consumer Discretionary                                                        26,569
                                                                                            -----------
             CONSUMER STAPLES (2.6%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.2%)
    1,000    Bunge Ltd. Finance Co.                               8.50         6/15/2019          1,190
    2,000    Cargill, Inc.(c)                                     6.00        11/27/2017          2,201
                                                                                            -----------
                                                                                                  3,391
                                                                                            -----------

================================================================================

1  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             BREWERS (0.2%)
$   2,000    Anheuser-Busch Companies, Inc.(c)                     7.20%       1/15/2014    $     2,304
                                                                                            -----------
             DISTILLERS & VINTNERS (0.1%)
    2,000    Constellation Brands, Inc.                            7.25        5/15/2017          2,050
                                                                                            -----------
             DRUG RETAIL (1.0%)
   13,600    CVS Caremark Corp.                                    6.30        6/01/2037         13,130
                                                                                            -----------
             FOOD RETAIL (0.3%)
    1,593    Ahold Lease USA, Inc.                                 7.82        1/20/2020          1,771
    2,000    Kroger Co.                                            5.50        2/01/2013          2,173
                                                                                            -----------
                                                                                                  3,944
                                                                                            -----------
             PACKAGED FOODS & MEAT (0.5%)
    5,000    Kraft Foods, Inc.                                     2.63        5/08/2013          5,116
    1,000    Tyson Foods, Inc.                                     7.85        4/01/2016          1,090
                                                                                            -----------
                                                                                                  6,206
                                                                                            -----------
             SOFT DRINKS (0.2%)
    1,000    Bottling Group, LLC                                   5.50        4/01/2016          1,118
    1,000    Coca Cola Enterprises, Inc.                           7.38        3/03/2014          1,179
                                                                                            -----------
                                                                                                  2,297
                                                                                            -----------
             TOBACCO (0.1%)
    1,000    Universal Corp.                                       5.00        9/01/2011          1,026
                                                                                            -----------
             Total Consumer Staples                                                              34,348
                                                                                            -----------
             ENERGY (7.9%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
    2,000    Hess Corp.                                            8.13        2/15/2019          2,490
    1,000    Marathon Oil Corp.                                    6.50        2/15/2014          1,130
    1,000    Occidental Petroleum Corp.                            7.00       11/01/2013          1,166
    1,000    Polar Tankers, Inc.(c)                                5.95        5/10/2037          1,035
                                                                                            -----------
                                                                                                  5,821
                                                                                            -----------
             OIL & GAS DRILLING (0.2%)
    2,000    Nabors Industries, Inc.                               9.25        1/15/2019          2,534
                                                                                            -----------
             OIL & GAS EQUIPMENT & SERVICES (0.4%)
    2,000    Seacor Holdings, Inc.                                 5.88       10/01/2012          2,111
    2,000    Weatherford International Ltd.                        9.63        3/01/2019          2,591
                                                                                            -----------
                                                                                                  4,702
                                                                                            -----------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
    4,000    Denbury Resources, Inc.                               7.50       12/15/2015          4,130
    1,208    Denbury Resources, Inc.                               9.75        3/01/2016          1,341
    2,000    Devon Energy Corp.                                    6.30        1/15/2019          2,291
    3,000    Newfield Exploration Co.                              6.88        2/01/2020          3,045
    2,000    Noble Energy, Inc.                                    8.25        3/01/2019          2,466
    1,000    Range Resources Corp.                                 8.00        5/15/2019          1,085
    1,000    XTO Energy, Inc.                                      4.63        6/15/2013          1,076
    1,000    XTO Energy, Inc.                                      5.65        4/01/2016          1,129
                                                                                            -----------
                                                                                                 16,563
                                                                                            -----------
             OIL & GAS REFINING & MARKETING (0.4%)
    2,000    Motiva Enterprises, LLC(c)                            5.75        1/15/2020          2,148
    1,000    Plains All American Pipeline, LP                      8.75        5/01/2019          1,245
    1,000    Sunoco, Inc.                                          9.63        4/15/2015          1,202
                                                                                            -----------
                                                                                                  4,595
                                                                                            -----------
             OIL & GAS STORAGE & TRANSPORTATION (5.2%)
      250    Buckeye Partners, LP                                  5.13        7/01/2017            255
    1,000    DCP Midstream, LLC(c)                                 9.70       12/01/2013          1,219
    1,000    Duke Capital Corp., LLC                               5.50        3/01/2014          1,075

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   1,000    Duke Capital Corp., LLC                               8.00%      10/01/2019    $     1,210
    2,000    El Paso Energy Corp.(c)                               5.90        4/01/2017          2,131
    2,000    El Paso Pipeline Partners Operating, LLC              6.50        4/01/2020          2,075
    9,000    Enbridge Energy Partners, LP                          8.05       10/01/2037          9,156
    1,000    Energy Transfer Partners, LP                          6.00        7/01/2013          1,092
    1,000    Energy Transfer Partners, LP                          9.70        3/15/2019          1,294
    1,000    Enterprise Products Operating, LP                     8.38        8/01/2066          1,041
    5,000    Enterprise Products Operating, LP                     7.00        6/01/2067          4,716
    3,550    Enterprise Products Operating, LP                     7.03        1/15/2068          3,435
    2,000    Gulf South Pipeline Co., LP                           5.75        8/15/2012          2,160
    2,000    Kaneb Pipe Line Operating Partnership, LP             5.88        6/01/2013          2,145
    2,405    Kinder Morgan Finance Co.                             5.70        1/05/2016          2,381
    2,000    Kinder Morgan, Inc.                                   6.50        9/01/2012          2,113
    1,000    NGPL PipeCo, LLC                                      6.51       12/15/2012          1,099
    2,000    NGPL PipeCo, LLC                                      7.12       12/15/2017          2,277
    1,000    Rockies Express Pipeline, LLC(c)                      3.90        4/15/2015            995
    2,000    Sabine Pass LNG, LP                                   7.25       11/30/2013          1,933
    6,110    SourceGas, LLC(c)                                     5.90        4/01/2017          5,797
    3,000    Southeast Supply Header(c)                            4.85        8/15/2014          3,091
    7,750    Southern Union Co.                                    7.20       11/01/2066          7,285
    1,000    Spectra Energy Capital, LLC                           5.90        9/15/2013          1,097
    2,000    Sunoco Logistics Partners Operations, LP              8.75        2/15/2014          2,333
    1,000    Tennessee Gas Pipeline Co.                            8.00        2/01/2016          1,149
    2,000    Tennessee Gas Pipeline Co.                            7.00       10/15/2028          2,201
      500    Transcontinental Gas Pipeline Corp.                   8.88        7/15/2012            570
    1,000    Valero Logistics Operations, LP                       6.05        3/15/2013          1,077
                                                                                            -----------
                                                                                                 68,402
                                                                                            -----------
             Total Energy                                                                       102,617
                                                                                            -----------
             FINANCIALS (25.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
    2,000    Mellon Bank, N.A.                                     5.45        4/01/2016          2,172
                                                                                            -----------
             CONSUMER FINANCE (0.8%)
    3,000    American Express Co.                                  6.80        9/01/2066          2,978
    1,000    American Honda Finance Corp.(c)                       6.70       10/01/2013          1,118
      965    Capital One Financial Corp.                           7.69        8/15/2036            955
    1,000    ERAC USA Finance Co.(c)                               6.20       11/01/2016          1,068
    1,000    Ford Motor Credit Co., LLC                            7.50        8/01/2012          1,034
    2,000    Ford Motor Credit Co., LLC                            7.00       10/01/2013          2,065
    1,266    General Motors Acceptance Corp.                       6.88        8/28/2012          1,296
                                                                                            -----------
                                                                                                 10,514
                                                                                            -----------
             DIVERSIFIED BANKS (2.2%)
    1,000    Comerica Bank                                         5.20        8/22/2017            995
    5,000    Comerica Capital Trust II                             6.58        2/20/2037          4,500
    1,000    Emigrant Bancorp, Inc.(c)                             6.25        6/15/2014            767
    1,000    First Tennessee Bank, N.A.                            4.63        5/15/2013            974
    3,000    First Tennessee Bank, N.A.                            5.65        4/01/2016          3,008
    2,000    First Union National Bank, FL                         6.18        2/15/2036          2,118
    3,000    First Union National Bank, NC                         6.18        2/15/2036          3,178
    2,000    Key Bank, N.A.                                        5.45        3/03/2016          2,039
    5,000    USB Capital IX                                        6.19                -(d)       4,394
    2,500    USB Realty Corp.(c)                                   6.09                -(d)       2,119
    3,470    Wells Fargo Capital XIII                              7.70                -(d)       3,626
    1,000    Wells Fargo Capital XV                                9.75                -(d)       1,125
                                                                                            -----------
                                                                                                 28,843
                                                                                            -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.0%)
      500    Brookfield Asset Management, Inc.                     5.80        4/25/2017            495
                                                                                            -----------
             INVESTMENT BANKING & BROKERAGE (0.4%)
    3,000    Goldman Sachs Capital II                              5.79                -(d)       2,389

================================================================================

3  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   2,000    Merrill Lynch & Co., Inc.                             6.05%       8/15/2012    $     2,147
                                                                                            -----------
                                                                                                  4,536
                                                                                            -----------
             LIFE & HEALTH INSURANCE (3.0%)
    2,000    Blue Cross Blue Shield, Inc.                          8.25       11/15/2011          2,161
    2,000    Great-West Life & Annuity Insurance Co.(c)            7.15        5/16/2046          1,940
    3,000    Jackson National Life Global Funding(c)               5.38        5/08/2013          3,221
    6,000    Lincoln National Corp.                                7.00        5/17/2066          5,610
    5,000    MetLife Capital Trust X(c)                            9.25        4/08/2038          5,875
    6,000    Nationwide Mutual Insurance Co.(c)                    5.81       12/15/2024          5,569
    2,000    Prudential Financial, Inc.                            6.00       12/01/2017          2,158
    1,000    Prudential Financial, Inc.                            8.88        6/15/2038          1,135
   10,000    StanCorp Financial Group, Inc.                        6.90        6/01/2067          8,925
    2,000    Travelers Life & Annuity(c)                           5.13        8/15/2014          2,136
                                                                                            -----------
                                                                                                 38,730
                                                                                            -----------
             MULTI-LINE INSURANCE (2.5%)
    2,000    American General Finance Corp.                        4.88        7/15/2012          1,865
    2,000    American International Group, Inc.                    8.18        5/15/2058          1,747
    3,000    Farmers Exchange Capital(c)                           7.05        7/15/2028          2,837
    8,000    Genworth Financial, Inc.                              6.15       11/15/2066          6,460
   10,000    Glen Meadow(c)                                        6.51        2/12/2067          8,450
    2,000    HCC Insurance Holdings, Inc.                          6.30       11/15/2019          2,124
   10,295    Oil Insurance Ltd.(c)                                 7.56                -(d)       9,014
                                                                                            -----------
                                                                                                 32,497
                                                                                            -----------
             MULTI-SECTOR HOLDINGS (0.2%)
    1,000    Leucadia National Corp.                               7.00        8/15/2013          1,052
    1,000    Leucadia National Corp.                               7.13        3/15/2017            995
                                                                                            -----------
                                                                                                  2,047
                                                                                            -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.7%)
    1,000    Bank of America Corp.                                 8.00                -(d)       1,008
    1,000    Bank of America Corp.                                 8.13                -(d)       1,008
    2,000    Bank of America Corp.                                 5.75       12/01/2017          2,046
    2,000    Citigroup, Inc.                                       6.38        8/12/2014          2,160
    1,000    First Republic Bank Corp.                             7.75        9/15/2012          1,062
    2,000    General Electric Capital Corp.                        4.80        5/01/2013          2,142
    3,000    General Electric Capital Corp.                        6.38       11/15/2067          2,891
    6,440    General Electric Capital Corp.                        6.38       11/15/2067          6,207
    1,000    ILFC E-Capital Trust I(c)                             5.90       12/21/2065            765
    2,000    ILFC E-Capital Trust II(c)                            6.25       12/21/2065          1,530
    1,000    Ohio National Financial Services, Inc.(c)             6.38        4/30/2020          1,028
                                                                                            -----------
                                                                                                 21,847
                                                                                            -----------
             PROPERTY & CASUALTY INSURANCE (3.1%)
    1,000    21st Century Insurance Group                          5.90       12/15/2013          1,049
    5,000    Allstate Corp.                                        6.13        5/15/2037          4,725
    1,535    Assured Guaranty U.S. Holdings, Inc.                  7.00        6/01/2034          1,335
    2,425    Assured Guaranty U.S. Holdings, Inc.                  6.40       12/15/2066          1,873
    5,500    Chubb Corp.                                           6.38        3/29/2067          5,562
    3,000    Financial Security Assurance Holdings Ltd.(c)         6.40       12/15/2066          2,085
    2,000    First American Capital Trust I                        8.50        4/15/2012          2,021
    2,275    Fund American Companies, Inc.                         5.88        5/15/2013          2,370
    1,000    Infinity Property & Casualty Corp.                    5.50        2/18/2014            998
    2,000    Liberty Mutual Group, Inc.                            7.30        6/15/2014          2,191
    3,000    Liberty Mutual Group, Inc.(c)                         7.00        3/15/2037          2,662
    7,000    Progressive Corp.                                     6.70        6/15/2037          6,946
    2,000    RLI Corp.                                             5.95        1/15/2014          2,057
    5,000    Travelers Companies, Inc.                             6.25        3/15/2037          4,924
                                                                                            -----------
                                                                                                 40,798
                                                                                            -----------
             REGIONAL BANKS (3.8%)
    3,000    AgFirst Farm Credit Bank                              6.59                -(d)       2,501
    1,500    AmSouth Bank, N.A.                                    5.20        4/01/2015          1,460

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   1,750    Bank of Oklahoma                                      5.75%       5/15/2017    $     1,650
    2,000    Chittenden Corp.                                      5.80        2/14/2017          1,989
    2,000    City National Capital Trust I                         9.63        2/01/2040          2,248
    1,000    City National Corp.                                   5.13        2/15/2013          1,036
    2,000    Cullen/Frost Bankers, Inc.                            5.75        2/15/2017          1,896
    6,000    Fifth Third Capital Trust IV                          6.50        4/15/2037          5,175
    2,395    First Empire Capital Trust I                          8.23        2/01/2027          2,221
    2,000    Fulton Capital Trust I                                6.29        2/01/2036          1,283
    2,500    Huntington Capital III                                6.65        5/15/2037          1,817
    4,000    Manufacturers & Traders Trust Co.                     5.63       12/01/2021          3,720
    1,500    National City Preferred Capital Trust I              12.00                -(d)       1,740
    5,000    PNC Preferred Funding Trust III(c)                    8.70        3/29/2049          5,293
    2,000    Susquehanna Bancshares, Inc.                          2.07(b)     5/01/2014          1,512
    2,000    TCF Financial Bank                                    1.89(b)     6/15/2014          1,807
    2,000    TCF National Bank                                     5.50        2/01/2016          1,901
    2,000    U.S. AgBank, FCB(c)                                   6.11                -(d)       1,411
    2,500    Union Planters Corp.                                  7.75        3/01/2011          2,554
    4,000    Webster Capital Trust IV                              7.65        6/15/2037          2,920
    1,000    Webster Financial Corp.                               5.13        4/15/2014            933
    1,000    Whitney National Bank                                 5.88        4/01/2017            883
    1,000    Wilmington Trust Corp.                                8.50        4/02/2018          1,027
    1,000    Zions Bancorp                                         6.00        9/15/2015            959
                                                                                            -----------
                                                                                                 49,936
                                                                                            -----------
             REINSURANCE (0.3%)
    2,624    Max USA Holdings Ltd.(c)                              7.20        4/14/2017          2,738
    1,000    Platinum Underwriters Finance, Inc.                   7.50        6/01/2017          1,090
                                                                                            -----------
                                                                                                  3,828
                                                                                            -----------
             REITs - DIVERSIFIED (0.6%)
    1,000    Liberty Property, LP                                  5.13        3/02/2015          1,009
    1,000    Liberty Property, LP                                  6.63       10/01/2017          1,046
    4,000    Washington REIT                                       5.35        5/01/2015          4,158
    2,000    WEA Finance(c)                                        5.75        9/02/2015          2,165
                                                                                            -----------
                                                                                                  8,378
                                                                                            -----------
             REITs - INDUSTRIAL (0.7%)
    2,500    AMB Property, LP                                      6.30        6/01/2013          2,685
    5,000    ProLogis                                              6.88        3/15/2020          4,959
    1,000    ProLogis                                              2.25        4/01/2037            970
    1,000    ProLogis                                              1.88       11/15/2037            931
                                                                                            -----------
                                                                                                  9,545
                                                                                            -----------
             REITs - OFFICE (1.3%)
    2,000    BioMed Realty, LP(c)                                  6.13        4/15/2020          2,028
    2,000    Boston Properties, Inc.                               5.88       10/15/2019          2,125
    1,500    Boston Properties, LP                                 6.25        1/15/2013          1,633
    2,000    Brandywine Operating Partnership, LP                  7.50        5/15/2015          2,201
    1,000    Duke Realty, LP                                       5.50        3/01/2016          1,007
    1,000    Duke Realty, LP                                       5.95        2/15/2017          1,025
    1,000    Duke Realty, LP                                       6.50        1/15/2018          1,051
    1,000    HRPT Properties Trust                                 5.75       11/01/2015          1,009
    1,000    HRPT Properties Trust                                 6.65        1/15/2018          1,021
    1,500    Mack-Cali Realty, LP                                  5.80        1/15/2016          1,582
    1,000    Mack-Cali Realty, LP                                  7.75        8/15/2019          1,175
    1,000    Reckson Operating Partnership, LP                     6.00        3/31/2016            998
                                                                                            -----------
                                                                                                 16,855
                                                                                            -----------
             REITs - RESIDENTIAL (1.0%)
    2,000    AvalonBay Communities, Inc.                           5.50        1/15/2012          2,109
    1,330    BRE Properties, Inc.                                  5.50        3/15/2017          1,327
    1,000    ERP Operating, LP                                     6.63        3/15/2012          1,085
    1,965    ERP Operating, LP                                     6.58        4/13/2015          2,183
    1,000    Post Apartment Homes, LP                              5.45        6/01/2012          1,041
    3,000    UDR, Inc.                                             5.13        1/15/2014          3,067

================================================================================

5  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   2,000    United Dominion Realty Trust                          5.25%       1/15/2015    $     2,035
                                                                                            -----------
                                                                                                 12,847
                                                                                            -----------
             REITs - RETAIL (2.1%)
    1,000    Developers Diversified Realty Corp.                   5.38       10/15/2012          1,013
    2,000    Developers Diversified Realty Corp.                   5.50        5/01/2015          1,966
    3,000    Equity One, Inc.                                      6.25       12/15/2014          3,145
    1,000    Federal Realty Investment Trust                       6.20        1/15/2017          1,036
    1,000    National Retail Properties, Inc.                      6.88       10/15/2017          1,040
    1,000    Pan Pacific Retail Properties, Inc.                   7.95        4/15/2011          1,029
    1,000    Pan Pacific Retail Properties, Inc.                   5.25        9/01/2015          1,044
    2,000    Realty Income Corp.                                   5.95        9/15/2016          2,069
    2,000    Regency Centers, LP                                   5.88        6/15/2017          2,041
    2,000    Rouse Co.(e)                                          7.20        9/15/2012          2,302
    2,000    Rouse Co.(e)                                          5.38       11/26/2013          2,165
    3,525    Simon Property Group, LP                              5.30        5/30/2013          3,783
    1,000    Simon Property Group, LP                              6.10        5/01/2016          1,080
    4,000    Weingarten Realty Investors                           4.86        1/15/2014          4,036
                                                                                            -----------
                                                                                                 27,749
                                                                                            -----------
             REITs - SPECIALIZED (1.4%)
    2,000    Health Care Property Investors, Inc.                  6.30        9/15/2016          2,099
    3,000    Health Care REIT, Inc.                                6.13        4/15/2020          3,102
    3,000    Healthcare Realty Trust                               6.50        1/17/2017          3,146
    1,000    Hospitality Properties Trust                          5.13        2/15/2015            997
    2,000    Nationwide Health Properties, Inc.                    6.90       10/01/2037          2,056
    2,500    Senior Housing Properties Trust                       6.75        4/15/2020          2,488
    1,000    Ventas Realty, LP                                     9.00        5/01/2012          1,075
      500    Ventas Realty, LP                                     6.50        6/01/2016            517
    3,000    Ventas Realty, LP                                     6.75        4/01/2017          3,090
                                                                                            -----------
                                                                                                 18,570
                                                                                            -----------
             THRIFTS & MORTGAGE FINANCE (0.2%)
    2,000    Sovereign Bank                                        1.96(b)     8/01/2013          1,976
    1,000    Sovereign Bank                                        2.11(b)     4/01/2014            980
                                                                                            -----------
                                                                                                  2,956
                                                                                            -----------
             Total Financials                                                                   333,143
                                                                                            -----------

             HEALTH CARE (0.8%)
             ------------------
             HEALTH CARE EQUIPMENT (0.2%)
    1,000    Baxter International, Inc.                            4.00        3/01/2014          1,057
    1,000    Hospira, Inc.                                         6.40        5/15/2015          1,126
    1,000    Hospira, Inc.                                         6.05        3/30/2017          1,099
                                                                                            -----------
                                                                                                  3,282
                                                                                            -----------
             HEALTH CARE FACILITIES (0.1%)
    1,500    HCA, Inc.(c)                                          7.25        9/15/2020          1,573
                                                                                            -----------
             HEALTH CARE SERVICES (0.1%)
    1,000    Laboratory Corp. of America                           5.63       12/15/2015          1,089
                                                                                            -----------
             MANAGED HEALTH CARE (0.2%)
    2,000    Highmark, Inc.(c)                                     6.80        8/15/2013          2,159
                                                                                            -----------
             PHARMACEUTICALS (0.2%)
    2,000    Roche Holdings, Inc.(c)                               5.00        3/01/2014          2,182
                                                                                            -----------
             Total Health Care                                                                   10,285
                                                                                            -----------
             INDUSTRIALS (3.3%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.2%)
    2,000    FedEx Corp.                                           7.38        1/15/2014          2,312
                                                                                            -----------
             AIRLINES (1.0%)
      223    Airplanes Pass-Through Trust                          0.61(b)     3/15/2019            214

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$     309    America West Airlines, Inc. Pass-Through Trust        6.87%       1/02/2017    $       292
    1,723    America West Airlines, Inc. Pass-Through Trust
                   (INS)                                           7.93        1/02/2019          1,745
    2,483    American Airlines Pass-Through Trust                 10.38        7/02/2019          2,874
      888    American Airlines, Inc. Pass-Through Trust
                   (INS)                                           3.86        7/09/2010            890
    1,000    American Airlines, Inc. Pass-Through Trust            6.82        5/23/2011          1,000
    2,939    Continental Airlines, Inc. Pass-Through Trust         9.00        7/08/2016          3,233
      949    Continental Airlines, Inc. Pass-Through Trust         6.55        2/02/2019            968
    1,106    Continental Airlines, Inc. Pass-Through Trust
                   (INS)                                           6.24        3/15/2020          1,023
      140    United Airlines Pass-Through Trust                    7.73        7/01/2010            141
      469    United Airlines, Inc. Pass-Through Trust              7.78        1/01/2014            484
                                                                                            -----------
                                                                                                 12,864
                                                                                            -----------
             BUILDING PRODUCTS (0.4%)
    1,000    Building Materials Corp.(c)                           7.00        2/15/2020          1,020
    2,000    CRH America, Inc.                                     5.63        9/30/2011          2,100
    1,000    USG Corp.                                             6.30       11/15/2016            930
    1,000    USG Corp.                                             9.50(b)     1/15/2018          1,047
                                                                                            -----------
                                                                                                  5,097
                                                                                            -----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.1%)
    1,000    Paccar, Inc.                                          6.88        2/15/2014          1,149
                                                                                            -----------
             DIVERSIFIED SUPPORT SERVICES (0.1%)
    1,000    Iron Mountain, Inc.                                   7.75        1/15/2015          1,016
                                                                                            -----------
             ENVIRONMENTAL & FACILITIES SERVICES (0.2%)
    2,000    Allied Waste North America, Inc.                      6.88        6/01/2017          2,208
                                                                                            -----------
             INDUSTRIAL CONGLOMERATES (0.6%)
    2,000    Textron Financial Corp.                               5.40        4/28/2013          2,084
    3,000    Tyco International Finance                            8.50        1/15/2019          3,812
    2,000    Tyco International Finance S.A.                       4.13       10/15/2014          2,096
                                                                                            -----------
                                                                                                  7,992
                                                                                            -----------
             INDUSTRIAL MACHINERY (0.3%)
    2,000    Ingersoll-Rand GL Holding Co.                         9.50        4/15/2014          2,454
    1,000    Pall Corp.(c)                                         6.00        8/01/2012          1,009
                                                                                            -----------
                                                                                                  3,463
                                                                                            -----------
             RAILROADS (0.2%)
    2,000    Norfolk Southern Corp.                                7.70        5/15/2017          2,411
    1,494    Southern Capital Corp.(c)                             5.70        6/30/2023          1,002
                                                                                            -----------
                                                                                                  3,413
                                                                                            -----------
             SECURITY & ALARM SERVICES (0.2%)
    2,000    Corrections Corp. of America                          7.75        6/01/2017          2,130
    1,000    Geo Group, Inc.(c)                                    7.75       10/15/2017          1,028
                                                                                            -----------
                                                                                                  3,158
                                                                                            -----------
             Total Industrials                                                                   42,672
                                                                                            -----------
             INFORMATION TECHNOLOGY (0.2%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.2%)
    1,000    Computer Sciences Corp.                               5.50        3/15/2013          1,080
    2,000    Fiserv, Inc.                                          6.13       11/20/2012          2,184
                                                                                            -----------
                                                                                                  3,264
                                                                                            -----------
             Total Information Technology                                                         3,264
                                                                                            -----------
             MATERIALS (1.8%)
             ----------------
             DIVERSIFIED CHEMICALS (0.4%)
    2,000    Chevron Phillips Chemical Co., LP(c)                  7.00        6/15/2014          2,265

================================================================================

7  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   2,000    Dow Chemical Co.                                      5.90%       2/15/2015    $     2,196
    1,000    E.I. du Pont de Nemours and Co.                       6.00        7/15/2018          1,128
                                                                                            -----------
                                                                                                  5,589
                                                                                            -----------
             DIVERSIFIED METALS & MINING (0.3%)
    3,000    Rio Tinto Finance (USA) Ltd.                          8.95        5/01/2014          3,638
                                                                                            -----------
             GOLD (0.2%)
    2,000    Barrick Gold Finance Co., LLC                         6.13        9/15/2013          2,236
                                                                                            -----------
             METAL & GLASS CONTAINERS (0.4%)
    2,000    Ball Corp.                                            6.63        3/15/2018          2,040
    1,000    Owens Brockway Glass Container, Inc.                  6.75       12/01/2014          1,030
    2,725    Silgan Holdings, Inc.                                 7.25        8/15/2016          2,854
                                                                                            -----------
                                                                                                  5,924
                                                                                            -----------
             PAPER PRODUCTS (0.3%)
    3,000    International Paper Co.                               7.50        8/15/2021          3,531
                                                                                            -----------
             STEEL (0.2%)
    2,000    Allegheny Technologies, Inc.                          9.38        6/01/2019          2,392
                                                                                            -----------
             Total Materials                                                                     23,310
                                                                                            -----------
             MUNICIPAL BONDS (0.5%)
             ----------------------
             EDUCATION (0.3%)
    3,000    Rensselaer Polytechnic Institute                      5.60        9/01/2020          3,132
                                                                                            -----------
             HOSPITAL (0.2%)
    3,000    Novant Health, Inc.                                   5.35       11/01/2016          3,116
                                                                                            -----------
             Total Municipal Bonds                                                                6,248
                                                                                            -----------
             TELECOMMUNICATION SERVICES (1.3%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
    5,000    Qwest Communications International, Inc.(c)           7.13        4/01/2018          5,187
    4,000    Qwest Corp.                                           8.38        5/01/2016          4,580
    1,000    Verizon Communications, Inc.                          5.25        4/15/2013          1,094
    3,000    Verizon Wireless Capital LLC                          5.55        2/01/2014          3,306
    2,000    Windstream Corp.                                      7.88       11/01/2017          1,995
                                                                                            -----------
                                                                                                 16,162
                                                                                            -----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    1,000    AT&T Wireless Services, Inc.                          7.88        3/01/2011          1,058
                                                                                            -----------
             Total Telecommunication Services                                                    17,220
                                                                                            -----------

             UTILITIES (11.5%)
             -----------------
             ELECTRIC UTILITIES (5.8%)
    1,000    Ameren UE                                             5.10       10/01/2019          1,024
    1,000    Baltimore Gas and Electric Co.                        5.90       10/01/2016          1,094
      992    Bruce Mansfield Unit 1 & 2 2007 Pass-Through
                   Trust                                           6.85        6/01/2034          1,033
    1,045    Carolina Power & Light Co.                            6.13        9/15/2033          1,125
    1,384    Cedar Brakes II, LLC(c)                               9.88        9/01/2013          1,413
    2,000    Cleveland Electric Illuminating Co.                   8.88       11/15/2018          2,551
    2,000    Commonwealth Edison Co.                               5.80        3/15/2018          2,204
    1,000    Duke Energy Carolinas, LLC                            5.75       11/15/2013          1,125
    2,550    Entergy Gulf States, Inc.                             5.70        6/01/2015          2,555
    1,000    Entergy Louisiana Holdings, Inc.                      5.83       11/01/2010          1,001
    2,000    Entergy Mississippi, Inc.                             5.92        2/01/2016          2,042
      708    FPL Energy National Wind, LLC(c)                      5.61        3/10/2024            717
    4,000    FPL Group Capital, Inc.                               6.35       10/01/2066          3,805
    1,000    FPL Group Capital, Inc.                               7.30        9/01/2067          1,026
    3,000    Great Plains Energy, Inc.                             6.88        9/15/2017          3,297
    1,000    Illinois Power Co.                                    6.13       11/15/2017          1,090

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   2,000    Illinois Power Co.                                    9.75%      11/15/2018    $     2,631
    2,000    Indiana Michigan Power Co.                            7.00        3/15/2019          2,301
    2,320    ITC Holdings Corp.(c)                                 5.25        7/15/2013          2,391
    2,000    Metropolitan Edison Co.                               7.70        1/15/2019          2,363
    1,000    MidAmerican Energy Holdings Co.                       5.88       10/01/2012          1,095
    1,000    Nevada Power Co.                                      6.50        5/15/2018          1,117
    1,000    New York State Electric & Gas Corp.                   5.50       11/15/2012          1,076
    2,000    Northeast Utilities                                   5.65        6/01/2013          2,141
    1,700    Northern States Power Co.                             8.00        8/28/2012          1,949
      341    Oglethorpe Power Corp.                                6.97        6/30/2011            342
    2,000    Oglethorpe Power Corp.                                6.10        3/15/2019          2,226
    2,000    Otter Tail Corp.                                      9.00       12/15/2016          2,210
    9,600    PPL Capital Funding, Inc.                             6.70        3/30/2067          8,796
    2,000    PPL Energy Supply, LLC                                6.40       11/01/2011          2,139
    1,000    PSI Energy, Inc.                                      6.05        6/15/2016          1,118
    3,000    Public Service Co. of New Mexico                      7.95        5/15/2018          3,206
    1,000    Public Service Co. of Oklahoma                        6.15        8/01/2016          1,108
    1,000    Sierra Pacific Power Co.                              6.25        4/15/2012          1,068
    4,000    Texas - New Mexico Power Co.(c)                       9.50        4/01/2019          4,959
      975    Texas Competitive Electric Holdings Co., LLC(a)       3.75(b)    10/10/2014            802
      975    Texas Competitive Electric Holdings Co., LLC(a)       3.75(b)    10/10/2014            797
      759    Tristate General & Transport Association(c)           6.04        1/31/2018            781
    1,000    Union Electric Co.                                    6.70        2/01/2019          1,139
    1,000    Virginia Electric Power Co.                           5.40        1/15/2016          1,096
                                                                                            -----------
                                                                                                 75,953
                                                                                            -----------
             GAS UTILITIES (1.7%)
    2,000    AGL Capital Corp.                                     6.38        7/15/2016          2,188
    2,000    Atmos Energy Corp.                                    6.35        6/15/2017          2,193
    1,000    Atmos Energy Corp.                                    8.50        3/15/2019          1,257
    1,000    CenterPoint Energy Resources Corp.                    5.95        1/15/2014          1,082
    1,000    EQT Corp.                                             8.13        6/01/2019          1,215
    2,000    Equitable Resources Foundation, Inc.                  6.50        4/01/2018          2,189
    2,000    Florida Gas Transmission Co.(c)                       7.90        5/15/2019          2,423
    3,000    Gulfstream Natural Gas(c)                             6.95        6/01/2016          3,420
    1,000    National Fuel Gas Co.                                 7.38        6/13/2025          1,132
    1,000    Northern Natural Gas Co.(c)                           5.38       10/31/2012          1,083
    2,000    Oneok Partners, LP                                    8.63        3/01/2019          2,514
    1,000    Questar Pipeline Co.                                  5.83        2/01/2018          1,088
    1,000    Southern Star Central Gas Pipeline, Inc.(c)           6.00        6/01/2016          1,025
                                                                                            -----------
                                                                                                 22,809
                                                                                            -----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
    2,680    IPALCO Enterprises, Inc.(c)                           7.25        4/01/2016          2,821
    2,000    Transalta Corp.                                       4.75        1/15/2015          2,093
                                                                                            -----------
                                                                                                  4,914
                                                                                            -----------
             MULTI-UTILITIES (3.4%)
    1,000    Ameren Corp.                                          8.88        5/15/2014          1,169
    3,500    Black Hills Corp.                                     6.50        5/15/2013          3,787
    2,000    CenterPoint Energy Houston Electric, LLC              7.00        3/01/2014          2,282
    1,000    CenterPoint Energy, Inc.                              7.25        9/01/2010          1,018
    2,000    CMS Energy Corp.                                      6.25        2/01/2020          2,015
    1,000    Dominion Resources, Inc.                              8.88        1/15/2019          1,288
    5,000    Dominion Resources, Inc.                              7.50        6/30/2066          5,081
    1,000    Energy East Corp.                                     6.75        6/15/2012          1,100
    8,025    Integrys Energy Group, Inc.                           6.11       12/01/2066          7,513
    1,000    NiSource Finance Corp.                                6.40        3/15/2018          1,095
    1,000    Puget Sound Energy, Inc.                              6.75        1/15/2016          1,160
    7,500    Puget Sound Energy, Inc.                              6.97        6/01/2067          7,153
    2,000    Sempra Energy                                         9.80        2/15/2019          2,661

================================================================================

9  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   6,890    Wisconsin Energy Corp.                                6.25%       5/15/2067    $     6,649
                                                                                            -----------
                                                                                                 43,971
                                                                                            -----------
             WATER UTILITIES (0.2%)
    2,000    American Water Capital Corp.                          6.09       10/15/2017          2,185
                                                                                            -----------
             Total Utilities                                                                    149,832
                                                                                            -----------
             Total Corporate Obligations (cost: $688,072)                                       749,508
                                                                                            -----------
             EURODOLLAR AND YANKEE OBLIGATIONS (5.9%)

             ENERGY (1.3%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
    1,000    Husky Energy, Inc.                                    7.25       12/15/2019          1,182
    1,000    Nakilat, Inc.(c)                                      6.07       12/31/2033            917
      400    PEMEX Finance Ltd.                                    8.88       11/15/2010            411
      200    PEMEX Finance Ltd.                                    9.03        2/15/2011            205
                                                                                            -----------
                                                                                                  2,715
                                                                                            -----------
             OIL & GAS DRILLING (0.1%)
      244    Delek & Avner-Yam Tethys Ltd.(c)                      1.35(b)     8/01/2013            244
      359    Delek & Avner-Yam Tethys Ltd.(c)                      5.33        8/01/2013            365
                                                                                            -----------
                                                                                                    609
                                                                                            -----------
             OIL & GAS EXPLORATION & PRODUCTION (0.3%)
    1,500    Talisman Energy, Inc.                                 7.75        6/01/2019          1,833
    2,000    Woodside Finance Ltd.(c)                              8.75        3/01/2019          2,494
                                                                                            -----------
                                                                                                  4,327
                                                                                            -----------
             OIL & GAS STORAGE & TRANSPORTATION (0.7%)
    2,000    TransCanada Pipelines Ltd.                            7.13        1/15/2019          2,395
    7,135    TransCanada Pipelines Ltd.                            6.35        5/15/2067          6,871
                                                                                            -----------
                                                                                                  9,266
                                                                                            -----------
             Total Energy                                                                        16,917
                                                                                            -----------
             FINANCIALS (3.2%)
             -----------------
             DIVERSIFIED BANKS (1.7%)
    3,000    BayernLB Capital Trust I                              6.20                -(d)       1,748
    2,000    Credit Agricole S.A.(c)                               6.64                -(d)       1,705
    1,000    HSBC Capital Funding, LP(c)                           9.55                -(d)       1,012
    4,000    ING Groep N.V.                                        5.78                -(d)       3,456
    3,000    LBG Capital No. 1 plc                                 7.88       11/01/2020          2,760
    2,000    LBG Capital No.1 plc                                  8.00                -(d)       1,740
    1,000    Lloyds TSB Bank plc(c)                                4.38        1/12/2015            994
    2,000    National Capital Trust II(c)                          5.49                -(d)       1,851
    2,000    Nordea Bank AB(c)                                     5.42                -(d)       1,849
    4,000    Royal Bank of Scotland Group plc                      7.64                -(d)       2,610
    2,000    Standard Chartered plc(c)                             6.41                -(d)       1,842
    1,000    Westpac Capital Trust IV(c)                           5.26                -(d)         919
                                                                                            -----------
                                                                                                 22,486
                                                                                            -----------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.1%)
    1,000    Brookfield Asset Management, Inc.                     7.13        6/15/2012          1,079
                                                                                            -----------
             MULTI-LINE INSURANCE (0.2%)
    1,500    AXA S.A.                                              4.05(b)             -(d)       1,100
    2,000    AXA S.A.(c)                                           6.46                -(d)       1,800
                                                                                            -----------
                                                                                                  2,900
                                                                                            -----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.4%)
    2,500    ZFS Finance USA Trust I(c)                            6.15       12/15/2065          2,425
    3,000    ZFS Finance USA Trust II(c)                           6.45       12/15/2065          2,925
                                                                                            -----------
                                                                                                  5,350
                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             PROPERTY & CASUALTY INSURANCE (0.5%)
$   2,000    Allied World Assurance Holdings Ltd.                  7.50%       8/01/2016    $     2,184
    3,000    Catlin Insurance Co. Ltd.(c)                          7.25                -(d)       2,715
    2,000    QBE Insurance Group Ltd.(c)                           5.65        7/01/2023          1,828
                                                                                            -----------
                                                                                                  6,727
                                                                                            -----------
             SPECIALIZED FINANCE (0.3%)
    4,000    XL Capital Ltd.                                       6.50                -(d)       3,320
                                                                                            -----------
             Total Financials                                                                    41,862
                                                                                            -----------
             INDUSTRIALS (0.4%)
             ------------------
             BUILDING PRODUCTS (0.2%)
    2,000    CRH America, Inc.                                     6.00        9/30/2016          2,192
                                                                                            -----------
             INDUSTRIAL CONGLOMERATES (0.2%)
    2,000    Hutchison Whampoa Ltd.(c)                             7.63        4/09/2019          2,362
    1,000    Siemens Financieringsmat(c)                           6.13        8/17/2026          1,086
                                                                                            -----------
                                                                                                  3,448
                                                                                            -----------
             Total Industrials                                                                    5,640
                                                                                            -----------
             MATERIALS (0.8%)
             ----------------
             DIVERSIFIED METALS & MINING (0.4%)
    2,000    Glencore Funding, LLC(c)                              6.00        4/15/2014          2,106
    3,000    Noranda, Inc.                                         6.00       10/15/2015          3,258
                                                                                            -----------
                                                                                                  5,364
                                                                                            -----------
             GOLD (0.2%)
    2,000    Barrick Gold Corp.                                    6.95        4/01/2019          2,347
                                                                                            -----------
             PAPER PRODUCTS (0.1%)
    2,000    Sappi Papier Holding AG(c)                            6.75        6/15/2012          2,002
                                                                                            -----------
             STEEL (0.1%)
    1,000    ArcelorMittal                                         9.00        2/15/2015          1,204
                                                                                            -----------
             Total Materials                                                                     10,917
                                                                                            -----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
    2,000    Telecom Italia Capital                                5.25       11/15/2013          2,107
                                                                                            -----------
             Total Eurodollar and Yankee Obligations
                   (cost: $75,958)                                                               77,443
                                                                                            -----------
             ASSET-BACKED SECURITIES (10.1%)

             FINANCIALS (10.1%)
             ------------------
             ASSET-BACKED FINANCING (10.1%)
      407    Aerco Ltd.(c)                                         0.77        7/15/2025            382
    4,000    AESOP Funding II, LLC(c)                              0.48        3/20/2012          3,937
    3,000    AESOP Funding II, LLC(c)                              9.31       10/20/2013          3,377
    5,000    AESOP Funding II, LLC                                 6.74        5/20/2016          5,071
    2,000    American Express Credit Account Master Trust(c)       0.53        3/17/2014          1,974
    3,000    American Express Credit Account Master Trust(c)       0.60        9/15/2016          2,875
    5,000    AmeriCredit Automobile Receivables Trust              6.96       10/14/2014          5,327
    2,000    Banc of America Securities Auto Trust                 5.51        2/19/2013          2,005
    3,000    Bank of America Auto Trust(c)                         5.73        1/20/2013          3,202
    4,405    Bank One Issuance Trust                               4.77        2/16/2016          4,637
    2,000    Bank One Issuance Trust                               1.05(b)     2/15/2017          1,951
    2,000    Cabela's Credit Card Master Note Trust(c)             5.26       10/15/2014          2,093
      376    Capital One Auto Finance Trust                        5.03        4/15/2012            378

================================================================================

11  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$     862    Capital One Auto Finance Trust                        5.13%       4/16/2012    $       875
      743    Capital One Auto Finance Trust                        0.28(b)     5/15/2013            738
    3,000    Capital One Multi-Asset Execution Trust               6.00        8/15/2013          3,060
    1,567    Caterpillar Financial Asset Trust                     4.94        4/25/2014          1,601
    2,506    CenterPoint Energy Transition Bond Co. III, LLC       4.19        2/01/2020          2,680
    4,906    Centre Point Funding, LLC(c)                          5.43        7/20/2015          4,946
    1,000    Citibank Credit Card Issuance Trust                   6.95        2/18/2014          1,072
    4,000    Citibank Credit Card Issuance Trust                   6.30        6/20/2014          4,270
    1,000    Citibank Credit Card Issuance Trust                   5.50        3/24/2017          1,033
    1,000    Citibank Credit Card Issuance Trust                   5.65        9/20/2019          1,132
    5,000    CPS Auto Receivables Trust (INS)                      6.48        7/15/2013          5,151
    5,000    Credit Acceptance Auto Loan Trust(c)                  5.68        5/15/2017          5,177
      354    Detroit Edison Securitization Funding, LLC            6.19        3/01/2013            366
    2,000    Ford Credit Auto Owner Trust                          2.00(b)     4/15/2013          2,044
    1,000    GE Capital Credit Card Master Note Trust              0.26(b)     6/15/2013          1,000
    1,000    GE Capital Credit Card Master Note Trust              0.29(b)     3/15/2015            984
    5,000    GE Capital Credit Card Master Note Trust              4.47        3/15/2020          5,055
    2,500    GE Dealer Floorplan Master Trust                      0.27(b)     7/20/2012          2,497
      881    GE Equipment Midticket, LLC                           0.28(b)    10/15/2012            880
    2,463    GE Equipment Midticket, LLC                           0.40(b)     9/15/2017          2,416
    2,000    Hertz Vehicle Financing, LLC(c)                       5.08       11/25/2011          2,026
    2,000    Hertz Vehicle Financing, LLC(c)                       5.08       11/25/2011          2,026
    3,000    Hertz Vehicle Financing, LLC(c)                       4.26        3/25/2014          3,104
    3,443    Huntington Auto Trust(c)                              4.81        4/16/2012          3,511
    2,000    Hyundai Auto Receivables Trust                        5.48       11/17/2014          2,163
    2,000    MBNA Master Credit Card Note Trust                    6.80        7/15/2014          2,148
    3,000    Nissan Auto Receivables Owner Trust                   5.05       11/17/2014          3,199
    7,500    Rental Car Finance Corp.(c)                           0.40        7/25/2013          6,943
    5,289    SLM Student Loan Trust                                0.68(b)     4/25/2025          4,587
    6,045    SLM Student Loan Trust                                0.70(b)     4/25/2025          4,963
    1,479    SLM Student Loan Trust                                0.52(b)    10/27/2025          1,202
    1,817    SLM Student Loan Trust                                0.87(b)    10/25/2038          1,582
    2,167    Trinity Rail Leasing, LP (INS)                        5.27        8/14/2027          2,072
    4,674    Trinity Rail Leasing, LP(c)                           5.90        5/14/2036          4,325
      852    USXL Funding, LLC (INS)(c)                            5.38        4/15/2014            852
    3,000    Wachovia Auto Owner Trust                             5.35        3/20/2014          3,203
                                                                                            -----------
                                                                                                132,092
                                                                                            -----------
             Total Financials                                                                   132,092
                                                                                            -----------
             Total Asset-Backed Securities (cost: $123,523)                                     132,092
                                                                                            -----------
             COMMERCIAL MORTGAGE SECURITIES (18.0%)

             FINANCIALS (18.0%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (17.5%)
    2,000    Banc of America Commercial Mortgage, Inc.             6.22        1/10/2018          1,522
    2,000    Banc of America Commercial Mortgage, Inc.             6.33        5/11/2035          2,037
    2,000    Banc of America Commercial Mortgage, Inc.             6.97        4/15/2036          2,044
      870    Banc of America Commercial Mortgage, Inc.             6.56        4/11/2037            761
    2,000    Banc of America Commercial Mortgage, Inc.             4.50        7/10/2042          2,021
    1,000    Banc of America Commercial Mortgage, Inc.             5.16       11/10/2042            940
    1,000    Banc of America Commercial Mortgage, Inc.             5.16       11/10/2042            597
    5,400    Banc of America Commercial Mortgage, Inc.             4.51       12/10/2042          5,559
    2,000    Banc of America Commercial Mortgage, Inc.             4.77        7/10/2043          1,524
    4,000    Banc of America Commercial Mortgage, Inc.             5.72        5/10/2045          4,250
    7,523    Banc of America Commercial Mortgage, Inc.             5.18       10/10/2045          7,151
      957    Banc of America Commercial Mortgage, Inc.(c)          4.96        9/10/2047            844
    3,348    Banc of America Commercial Mortgage, Inc.(c)          5.10        9/10/2047          2,921
    2,000    Banc of America Commercial Mortgage, Inc.             5.18        9/10/2047          1,959
    1,000    BCRR Trust(c)                                         5.86        7/17/2040            864
    1,500    Bear Stearns Commercial Mortgage Securities,
                  Inc.(c)                                          6.00        6/16/2030          1,433

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   3,000    Bear Stearns Commercial Mortgage Securities, Inc.     5.46%       4/12/2038    $     3,188
    2,000    Bear Stearns Commercial Mortgage Securities, Inc.     5.53       10/12/2041          2,151
    1,999    Bear Stearns Commercial Mortgage Securities, Inc.     4.82        2/13/2042          2,073
    4,000    Chase Commercial Mortgage Securities Corp.            7.73        1/15/2032          4,003
    1,620    Citigroup Commercial Mortgage Trust                   4.83        5/15/2043          1,547
    2,300    Citigroup Commercial Mortgage Trust                   5.23        7/15/2044          2,405
    1,000    Citigroup Commercial Mortgage Trust                   5.23        7/15/2044            557
    2,000    Citigroup Commercial Mortgage Trust(c)                4.83        9/20/2051          1,730
    1,000    Commercial Mortgage Asset Trust                       7.64       11/17/2032            969
    5,000    Commercial Mortgage Trust                             5.54        2/11/2017          4,920
    3,000    Commercial Mortgage Trust                             4.58       10/15/2037          3,017
    3,988    Commercial Mortgage Trust(c)                          5.65        3/03/2041          3,390
    5,000    Commercial Mortgage Trust                             5.12        6/10/2044          5,153
    2,500    Credit Suisse First Boston Mortgage Capital           5.55        2/15/2039          2,600
    3,525    Credit Suisse First Boston Mortgage Securities
                    Corp.(c)                                       6.65       12/18/2035          3,552
      618    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          4.30        7/15/2036            619
    4,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          5.11        7/15/2036          4,170
    2,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          4.92        4/15/2037          1,256
    3,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          5.10        8/15/2038          3,116
    1,555    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          5.10        8/15/2038          1,515
    1,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          4.82       10/15/2039            549
       85    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          7.17        5/17/2040             86
    3,988    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          5.21       12/15/2040          3,989
    2,000    Credit Suisse First Boston Mortgage Securities
                    Corp.                                          5.23       12/15/2040            940
    1,592    Deutsche Mortgage & Asset Receiving Corp.             7.50        6/15/2031          1,681
      432    G-Force, LLC(c)                                       4.39        8/22/2036            411
    1,500    GE Capital Commercial Mortgage Corp.(c)               5.34       12/10/2037          1,427
    2,200    GE Capital Commercial Mortgage Corp.                  6.26        6/10/2038          2,248
    1,000    GE Capital Commercial Mortgage Corp.                  5.33       11/10/2045            513
    1,200    GE Commercial Mortgage Corp.                          5.33       11/10/2045          1,239
    1,531    GE Commercial Mortgage Corp.                          4.35        6/10/2048          1,560
      455    GMAC Commercial Mortgage Securities, Inc.             6.98        5/15/2033            451
    2,000    GMAC Commercial Mortgage Securities, Inc.             6.50        5/15/2035          2,018
    1,500    GMAC Commercial Mortgage Securities, Inc.             5.04       12/10/2041            539
    2,829    GMAC Commercial Mortgage Securities, Inc.             4.81        5/10/2043          2,498
    2,000    Greenwich Capital Commercial Funding Corp.            5.44        3/10/2039          2,005
    1,662    GS Mortgage Securities Corp. II(c)                    6.04        8/15/2018          1,712
    2,000    GS Mortgage Securities Corp. II                       5.53        8/10/2038          1,408
    5,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               4.82        9/12/2037          5,054
    4,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               4.99        9/12/2037          3,530
    1,429    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.32        1/12/2043          1,385
    2,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.49        4/15/2043          2,118
    2,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.79        6/12/2043          2,100
    5,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.42       12/12/2043          5,311
    3,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.18       12/15/2044          3,133

================================================================================

13  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   2,025    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.30%      12/15/2044    $     1,880
    4,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.87        4/15/2045          4,280
    1,000    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               5.37        5/15/2045          1,049
    2,110    J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                               4.63        3/15/2046          2,188
    1,000    LB-UBS Commercial Mortgage Trust(c)                   6.83        7/14/2016          1,022
    4,220    LB-UBS Commercial Mortgage Trust                      4.51       12/15/2029          4,206
    3,400    LB-UBS Commercial Mortgage Trust                      5.47       11/15/2030          3,549
    3,000    LB-UBS Commercial Mortgage Trust                      5.22        2/15/2031          2,885
    3,000    LB-UBS Commercial Mortgage Trust                      5.64        3/15/2032          3,174
    2,000    LB-UBS Commercial Mortgage Trust                      5.23        4/15/2040          1,354
    3,000    Machine One Trust(c)                                  5.22        5/28/2040          2,961
    2,000    Merrill Lynch Mortgage Trust                          5.23       11/12/2037          1,750
    2,000    Merrill Lynch Mortgage Trust                          5.10        7/12/2038          1,165
    2,000    Merrill Lynch Mortgage Trust                          4.86       10/12/2041          2,037
    2,285    Merrill Lynch Mortgage Trust                          4.92       10/12/2041          1,832
    4,000    Merrill Lynch Mortgage Trust                          5.76        8/12/2043          4,187
    2,000    Merrill Lynch Mortgage Trust                          5.38        1/12/2044          1,108
    2,900    Merrill Lynch Mortgage Trust                          5.38        8/12/2048          2,641
    2,000    Merrill Lynch Mortgage Trust(c)                       6.27        2/12/2051            395
    2,000    Merrill Lynch Mortgage Trust                          6.27        2/12/2051          1,219
    2,000    Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                                 5.92        6/12/2046          1,624
    2,000    Merrill Lynch-Countrywide Commercial
                    Mortgage Trust                                 5.38        7/12/2046          2,090
    4,000    Morgan Stanley Capital I, Inc.                        5.80        8/12/2041          4,335
    4,600    Morgan Stanley Capital I, Inc.                        5.69        7/12/2044          4,909
    3,445    Morgan Stanley Capital I, Inc.                        4.89        6/12/2047          3,597
    2,000    Morgan Stanley Capital I, Inc.                        4.77        7/15/2056          1,754
    4,839    Morgan Stanley Dean Witter Capital I, Inc.(c)         5.13        5/24/2043          4,512
    3,000    Mortgage Capital Funding, Inc.                        7.09        6/18/2030          2,993
    3,213    Prudential Securities Secured Financing Corp.         6.76        6/16/2031          3,253
    1,000    SBA Commercial Mortgage-Backed Trust(c)               5.56       11/15/2036          1,031
    1,371    Structured Asset Securities Corp.                     7.15       10/12/2034          1,404
    2,000    Timberstar Trust(c)                                   5.75       10/15/2036          2,032
    2,000    Wachovia Bank Commercial Mortgage Trust               5.08        3/15/2042          2,090
    2,000    Wachovia Bank Commercial Mortgage Trust               4.81        4/15/2042          2,099
    4,860    Wachovia Bank Commercial Mortgage Trust               5.18        7/15/2042          4,420
    5,000    Wachovia Bank Commercial Mortgage Trust               5.50       10/15/2048          5,084
                                                                                            -----------
                                                                                                228,372
                                                                                            -----------
             ESCROWED BONDS (0.2%)
    1,000    GS Mortgage Securities Corp. II                       6.62        5/03/2018          1,022
    2,000    Hilton Hotels Pool Trust(c)                           7.46       10/03/2015          2,051
                                                                                            -----------
                                                                                                  3,073
                                                                                            -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
   24,955    Credit Suisse First Boston Mortgage Securities
                   Corp., acquired 8/30/2004; cost
                   $1,080(c),(f)                                   1.13        1/15/2037            226
   24,577    Credit Suisse First Boston Mortgage Securities
                   Corp., acquired 6/17/2003 & 12/05/2007;
                   cost $1,168(c),(f)                              1.89        5/15/2038             56
   63,828    GS Mortgage Securities Corp. II, acquired
                   5/13/2004; cost $960(c),(f)                     0.37        5/03/2018            162
   35,852    J.P. Morgan Chase Commercial Mortgage
                   Securities Corp., acquired 8/05/2009; cost
                   $466(c),(f)                                     0.89        1/12/2037            366
   53,083    LB-UBS Commercial Mortgage Trust, acquired
                   8/05/2009; cost $807(c),(f)                     1.23        3/15/2036            535
  128,981    LB-UBS Commercial Mortgage Trust, acquired
                   7/22/2009; cost $1,663(c),(f)                   0.92       10/15/2036          1,406

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

$   6,398    LB-UBS Commercial Mortgage Trust, acquired
                  7/16/2003; cost $323(c),(f)                      0.75%       4/15/2037    $        12
   11,027    Morgan Stanley Capital I, Inc., acquired
                  1/23/2004; cost $600(c),(f)                      1.03        9/13/2045            142
   48,604    Morgan Stanley Capital I, Inc., acquired
                  8/05/2009; cost $720(c),(f)                      0.57        6/12/2047            687
                                                                                            -----------
                                                                                                  3,592
                                                                                            -----------
             Total Financials                                                                   235,037
                                                                                            -----------
             Total Commercial Mortgage Securities (cost: $237,221)                              235,037
                                                                                            -----------

             U.S. GOVERNMENT AGENCY ISSUES (0.5%)(g)

             COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)
    2,000    Freddie Mac (+)                                       4.50        1/15/2029          2,099
      652    Freddie Mac (+)                                       6.00        2/15/2013            663
                                                                                            -----------
                                                                                                  2,762
                                                                                            -----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
             SECURITIES (0.0%)
    3,171    Government National Mortgage Assn.                    1.75        7/16/2010             40
                                                                                            -----------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.3%)
    1,483    Freddie Mac (+)                                       5.00        9/01/2020          1,582
    1,879    Freddie Mac (+)                                       5.50        4/01/2036          1,989
                                                                                            -----------
                                                                                                  3,571
                                                                                            -----------
             Total U.S. Government Agency Issues (cost: $5,970)                                   6,373
                                                                                            -----------
             U.S. TREASURY SECURITIES (1.6%)

             INFLATION-INDEXED NOTES (0.8%)
    9,675    2.38%, 1/15/2027                                                                    10,547
                                                                                            -----------
             NOTES (0.8%)
   10,000    3.63%, 2/15/2020                                                                     9,972
                                                                                            -----------
             Total U.S. Treasury Securities (cost: $20,336)                                      20,519
                                                                                            -----------
             MUNICIPAL BONDS (2.6%)

             AIRPORT/PORT (0.4%)
    2,000    College Park (INS)                                    5.76        1/01/2015          2,037
    1,745    Metropolitan Nashville Airport Auth.                  5.14        7/01/2018          1,771
    1,695    Riverside (INS)                                       5.19        8/01/2017          1,622
                                                                                            -----------
                                                                                                  5,430
                                                                                            -----------
             APPROPRIATED DEBT (0.2%)
    1,500    Kentucky State Property and Buildings
                  Commission                                       4.08       11/01/2015          1,535
      930    Reeves County (INS)                                   5.75        3/01/2012            929
                                                                                            -----------
                                                                                                  2,464
                                                                                            -----------
             CASINOS & GAMING (0.2%)
    1,000    Mashantucket (Western) Pequot Tribe, acquired
                  7/29/2005; cost $1,000(c),(e),(f)                5.91        9/01/2021            534
    2,715    Seneca Nation of Indians Capital Improvements
                  Auth.                                            6.75       12/01/2013          2,588
                                                                                            -----------
                                                                                                  3,122
                                                                                            -----------

================================================================================

15  | USAA Intermediate-Term Bond Fund

================================================================================

PRINCIPAL                                                                                        MARKET
AMOUNT                                                            COUPON                          VALUE
(000)        SECURITY                                               RATE      MATURITY            (000)
-------------------------------------------------------------------------------------------------------

             EDUCATION (0.2%)
$   1,680    California State Univ. (INS)                          5.27%      11/01/2017    $     1,707
    1,000    Univ. of Oklahoma                                     5.25       11/01/2019          1,030
                                                                                            -----------
                                                                                                  2,737
                                                                                            -----------
             ELECTRIC UTILITIES (0.2%)
    2,000    American Municipal Power, Inc.                        3.82        2/15/2014          2,061
                                                                                            -----------
             ELECTRIC/GAS UTILITIES (0.1%)
    1,000    North Carolina Eastern Municipal Power Agency         5.23        1/01/2011          1,026
                                                                                            -----------
             GENERAL OBLIGATION (0.1%)
    1,000    Riverside (INS)                                       4.21        2/15/2011          1,019
                                                                                            -----------
             HOSPITAL (0.1%)
    1,000    Medical Univ. (INS)                                   5.01        2/15/2015          1,009
                                                                                            -----------
             MISCELLANEOUS (0.1%)
      812    Keenan Dev. Association of Tennessee, LLC
                  (INS)                                            5.02        7/15/2028            713
                                                                                            -----------
             MULTIFAMILY HOUSING (0.1%)
    1,080    American Eagle Northwest, LLC                         4.97       12/15/2018          1,082
                                                                                            -----------
             NURSING/CCRC (0.1%)
    1,660    Statewide Communities Dev. Auth. (INS)                5.59        2/01/2015          1,575
                                                                                            -----------
             SPECIAL ASSESSMENT/TAX/FEE (0.7%)
    1,565    Erie County Tobacco Asset Securitization Corp.        6.00        6/01/2028          1,337
    2,000    Florida State Department of Environmental
                   Protection                                      5.76        7/01/2020          2,068
    3,000    Metropolitan Transportation Auth.                     5.20       11/15/2018          3,022
    1,000    New York State Housing Finance Agency                 5.19        9/15/2011          1,062
    2,000    New York State Urban Dev. Corp. (INS)                 4.38       12/15/2011          2,118
                                                                                            -----------
                                                                                                  9,607
                                                                                            -----------
             WATER/SEWER UTILITY (0.1%)
    1,885    Escondido Joint Powers Financing Auth. (INS)          5.53        9/01/2018          1,845
                                                                                            -----------
             Total Municipal Bonds (cost: $34,256)                                               33,690
                                                                                            -----------

PRINCIPAL
AMOUNT
$(000)/
SHARES
-------------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (1.4%)

             CONSUMER STAPLES (0.6%)
             ----------------------
             AGRICULTURAL PRODUCTS (0.6%)
  105,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(c)     $     8,485
                                                                                            -----------
             FINANCIALS (0.6%)
             -----------------
             DIVERSIFIED BANKS (0.1%)
   50,000    HSBC Holdings, 6.20%, perpetual*                                                     1,129
                                                                                            -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL
AMOUNT                                                                                           MARKET
$(000)/                                                                                           VALUE
SHARES       SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------

             LIFE & HEALTH INSURANCE (0.1%)
  100,000    Delphi Financial Group, Inc., 7.38%, perpetual                                 $     2,136
                                                                                            -----------
             PROPERTY & CASUALTY INSURANCE (0.0%)
$   3,000    Security Capital Assurance Ltd., 6.88%, perpetual*(h)                                  --
                                                                                            -----------
             REINSURANCE (0.2%)
    2,000    Ram Holdings Ltd., 7.50%, non-cumulative, perpetual , acquired 1/23/2007 &
             3/02/2007; cost $2,058*(f)                                                             400
$   2,000    Swiss Re Capital I LP, 6.85%, perpetual(c)                                           1,859
                                                                                            -----------
                                                                                                  2,259
                                                                                            -----------
             REITs - INDUSTRIAL (0.1%)
   30,000    AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual                  734
                                                                                            -----------
             REITs - SPECIALIZED (0.1%)
   40,000    Public Storage, Inc., 7.00%, perpetual                                               1,003
                                                                                            -----------
             Total Financials                                                                     7,261
                                                                                            -----------
             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
   80,000    Fannie Mae, 8.25%, perpetual*                                                          110
   80,000    Freddie Mac, 8.38%, perpetual*                                                         128
                                                                                            -----------
                                                                                                    238
                                                                                            -----------
             Total Government                                                                       238
                                                                                            -----------
             TELECOMMUNICATION SERVICES (0.2%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    2,000    Centaur Funding Corp., 9.08%(c)                                                      2,206
                                                                                            -----------
             Total Preferred Securities (cost: $26,927)                                          18,190
                                                                                            -----------

PRINCIPAL
AMOUNT                                                            COUPON
(000)                                                               RATE      MATURITY
-------------------------------------------------------------------------------------------------------

             MONEY MARKET INSTRUMENTS (0.8%)

             COMMERCIAL PAPER (0.2%)

             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL MACHINERY (0.2%)
$   1,729    Eaton Corp.(c) ,(i)                                   0.28%       5/03/2010          1,729
                                                                                            -----------
             VARIABLE-RATE DEMAND NOTES (0.6%)

             HEALTH CARE (0.2%)
             ------------------
             HEALTH CARE FACILITIES (0.2%)
    3,130    Albany IDA (LOC - RBS Citizens, N.A.)                 0.80        5/01/2035          3,130
                                                                                            -----------
             MUNICIPAL BONDS (0.4%)
             ----------------------
             DIVERSIFIED CHEMICALS (0.4%)
    5,000    West Baton Rouge Parish                               0.85       12/01/2024          5,000
                                                                                            -----------

================================================================================

17 | USAA Intermediate-Term Bond Fund


================================================================================

             Total Variable-Rate Demand Notes                                                     8,130
                                                                                            -----------
             Total Money Market Instruments
             (cost: $9,859)                                                                       9,859
                                                                                            -----------
             TOTAL INVESTMENTS (COST: $1,222,122)                                           $ 1,282,711
                                                                                            -----------

                                                      VALUATION HIERARCHY
($ IN 000s)                                           -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER         (LEVEL 3)
                                          MARKETS       SIGNIFICANT     SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE     UNOBSERVABLE
ASSETS                                    ASSETS          INPUTS          INPUTS             TOTAL
--------------------------------------------------------------------------------------------------

  CORPORATE OBLIGATIONS                 $       --     $   749,508     $         --    $   749,508
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                   --          77,443               --         77,443
  ASSET-BACKED SECURITIES                       --         132,092               --        132,092
  COMMERCIAL MORTGAGE SECURITIES                --         235,037               --        235,037
  U.S. GOVERNMENT AGENCY ISSUES                 --           6,373               --          6,373
  U.S. TREASURY SECURITIES                  20,519              --               --         20,519
  MUNICIPAL BONDS                               --          33,690               --         33,690
EQUITY SECURITIES:
  PREFERRED SECURITIES                         128          18,062               --         18,190
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                              --           1,729               --          1,729
  VARIABLE-RATE DEMAND NOTES                    --           8,130               --          8,130
--------------------------------------------------------------------------------------------------
Total                                   $   20,647     $ 1,262,064     $         --    $ 1,282,711
--------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3)
were used in determining value:

                                             CORPORATE OBLIGATIONS         ASSET-BACKED SECURITIES
--------------------------------------------------------------------------------------------------

Balance as of July 31, 2009                                $ 1,555                          $4,566

Net realized gain (loss)                                      (244)                              -

Change in net unrealized
  appreciation/depreciation                                  1,944                           1,021

Net purchases (sales)                                       (1,765)                           (138)

Transfers in and/or out of Level 3                          (1,490)                         (5,449)
--------------------------------------------------------------------------------------------------
Balance as of April 30, 2010                                    $-                              $-
--------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA
Intermediate-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Intermediate-Term Bond Fund Shares and
Intermediate-Term Bond Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes.
The Institutional Shares are currently only offered for sale to the USAA Target
Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

================================================================================

19  | USAA Intermediate-Term Bond Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager under valuation procedures approved by the Trust's Board of Trustees.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15,

================================================================================

21  | USAA Intermediate-Term Bond Fund

================================================================================

2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $92,652,000 and $32,063,000, respectively, resulting in net unrealized appreciation of $60,589,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $1,305,264,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
5.7% of net assets at April 30, 2010.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of
U.S. corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly,

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

IDA           Industrial Development Authority/Agency
REIT          Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)         Principal and interest payments are insured by one of the
              following: ACA Financial Guaranty Corp., AMBAC Assurance Corp.,
              Assured Guaranty Ltd., Assured Guaranty Municipal Corp.,
              Financial Guaranty Insurance Co., National Public Finance
              Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital
              Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LOC)         Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a)     Senior loan (loan) - is not registered under the Securities Act of
        1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
        Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b)     Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2010.
(c)     Restricted security that is not registered under the Securities Act of
        1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by
        Rule 144A, and as such has been deemed liquid by USAA Investment
        Management Company (the Manager) under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(d)     Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)     Currently the issuer is in default with respect to interest and/or principal payments.

================================================================================

23  | USAA Intermediate-Term Bond Fund

================================================================================

(f)     Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2010, was $4,526,000, which represented 0.3% of the Fund's net assets.
(g)     U.S. government agency issues - mortgage-backed securities issued by
        Government National Mortgage Association (GNMA) and certain other U.S.
        government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by
        government-sponsored enterprises, indicated with "+", are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(h)     Security was fair valued at April 30, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of
        Trustees.
(i)     Commercial paper issued in reliance on the "private placement"
        exemption from registration afforded by Section 4(2) of the Securities
        Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of
        1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the
        Trust's Board of Trustees, unless otherwise noted as illiquid.
*       Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  24

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.